Expenses for shipping activities - General and administrative expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of other provisions [line items]
Wages and salaries	$ (7,929)	$ (5,772)
Social security costs	(1,863)	(1,144)
Provision for employee benefits	(319)	(310)
Equity-settled share-based payments	(37)	(161)
Other employee benefits	(1,836)	(1,101)
Employee benefits	(11,984)	(8,488)
Administrative expenses	(17,083)	(11,196)
Tonnage Tax	(2,086)	(2,693)
Claims	0	(32)
Provisions	3	58
Total general and administrative expenses	(31,150)	$ (22,351)	[1]
Gener8 Maritime, Inc. | Legal proceedings provision
Disclosure of other provisions [line items]
Legal fees	$ 3,700

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.